Note 8 - Exceptional Items (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of exceptional items included in the income statement [text block]
	2017	2016	2015
Result through exchange transaction of shareholdings (i)	-	1,240.0	-
Restructuring	(105.5)	(79.8)	(63.3)
Administrative lawsuit	-	-	(239.2)
Costs arising from business combinations	(3.8)	(29.8)	(48.9)
Others	0.6	3.9	(5.8)
	(108.7)	1,134.3	(357.2)